Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements (Details) - Dec. 31, 2020	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2021	¥ 130,695,728	$ 20,029,997
2022	116,028,562	17,782,155
2023	111,252,708	17,050,223
2024	100,695,245	15,432,221
2025	92,812,089	14,224,075
Thereafter	482,651,095	73,969,517
Total	¥ 1,034,135,427	$ 158,488,188